Current and long-term debt - Prudential private capital facility (Details)	1 Months Ended
	Nov. 30, 2019 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,415,326,000	$ 2,552,473,000
Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio	0.60
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum	$ 1,000,000,000
Borrowings, Financial Covenants, Cumulative Positive Net Income, Percentage	25.00%
Borrowings, Financial Covenants, Net Proceeds Of Equity Issuance	50.00%
Borrowings			40,300,000	42,200,000
Loan maximum borrowing capacity	$ 43,650,000
Borrowings, Periodic Payment, Amount	$ 800,000
Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio	0.60
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum	$ 1,000,000,000
Borrowings, Financial Covenants, Cumulative Positive Net Income, Percentage	25.00%
Borrowings, Financial Covenants, Net Proceeds Of Equity Issuance	50.00%
Borrowings			50,400,000	55,500,000
Loan maximum borrowing capacity	$ 55,500,000
Adjustment to interest rate basis	3.00%
Borrowings, Periodic Payment, Amount	$ 500,000
Senior Secured Term Loan Facility - Citibank / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio		0.60
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum		$ 1,000,000,000.0
Borrowings, Financial Covenants, Cumulative Positive Net Income, Percentage		25.00%
Borrowings, Financial Covenants, Net Proceeds Of Equity Issuance		50.00%
Minimum ratio for fair value of vessels		135.00%
Borrowings			$ 84,500,000	$ 91,100,000
Consolidated Liquidity Requirement - Scenario One [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - Citibank / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount					$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - Citibank / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel					500,000
Consolidated liquidity requirement per each chartered-in vessel					$ 250,000
Borrowings, Financial Covenants, Period One [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	134.00%
Borrowings, Financial Covenants, Period One [Member] | Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	125.00%